Summary of Liabilities Subject to Compromise (Detail) - Predecessor $ in Thousands	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Liabilities subject to compromise	$ 2,694,456
2017 Term Loan
Debt Instrument [Line Items]
Liabilities subject to compromise	326,420
2019 Term Loan
Debt Instrument [Line Items]
Liabilities subject to compromise	344,738
7.5% Senior Notes
Debt Instrument [Line Items]
Liabilities subject to compromise	1,136,748
7.125% Senior Notes
Debt Instrument [Line Items]
Liabilities subject to compromise	736,550
Pre-petition Credit Agreement
Debt Instrument [Line Items]
Liabilities subject to compromise	$ 150,000